Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 1,751,947,322	$ 1,566,391,662
Investments in registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	564,985,896	503,824,838
Investment in self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	35,531,897	28,792,975
Investment in People Incorporated common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	4,309,467	6,622,593
Investments in common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	1,147,120,062	1,027,151,256
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	604,827,260	539,240,406
Level 1 | Investments in registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	564,985,896	503,824,838
Level 1 | Investment in self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	35,531,897	28,792,975
Level 1 | Investment in People Incorporated common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	4,309,467	6,622,593
Level 1 | Investments in common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	1,147,120,062	1,027,151,256
Level 2 | Investments in registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Investment in self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Investment in People Incorporated common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Investments in common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 1,147,120,062	$ 1,027,151,256